Trade and other payables (Tables)	12 Months Ended
Mar. 31, 2022
Trade and other payables [abstract]
Trade And Other Payables
Trade and other payables consist of the following:

	As of March 31,
	2022		2021
Trade payables	Rs.	15,971	Rs.	12,696
Due to creditors for expenses		6,691		5,413
Due to capital creditors		2,910		5,635
	Rs.	25,572	Rs.	23,744